Operating Revenue - Summary of Contract Liabilities Are Presented In Deferred Revenue In The Consolidated Balance Sheet (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Contract Liabilities [Line Items]
Begining balance	¥ 57,431	¥ 62,812
Opening balance recognized in the consolidated statements of comprehensive income for the year	(53,802)	(56,409)
Other net changes for the year	76,050	51,028
Ending balance	¥ 79,679	¥ 57,431